Operating Segments and Geographic Area Information - Summarized Financial Information by Reportable Segments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Pension and OPEB items	$ 143.1	$ (68.0)	$ (89.2)